Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risks [Line Items]
Allowance for account receivables	$ 21	$ 19
Management written off amount	818,780
Loss allowance for receivables
Increase (decrease) interest risk rate	1.00%
Interest rate other variables, percentage	1.00%
Increased (decreased) amount	$ 52,890	26,894
Percentage of intensifies	20.00%
Global oil prices price per share (in Dollars per share)	$ 100
A SPAC I [Member]
Risks [Line Items]
Allowance for account receivables	$ 0	0
Other receivables	$ 5	$ 4